Related Party Transactions and Balances (Details) ¥ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties	$ 1,922,295		$ 40,549
Mr. Xia [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties	1,410,000	¥ 10
Mr. Daoning Xia [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties	$ 127,673		$ 170,855